Segment Reporting - Summary of Total Assets by Segment (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets		$ 20,991,989	$ 23,113,974
Multifamily Properties
Segment Reporting Information [Line Items]
Total assets		14,451,751	15,161,836
Industrial properties
Segment Reporting Information [Line Items]
Total assets		2,442,951	2,820,658
Office properties
Segment Reporting Information [Line Items]
Total assets		1,571,229	1,651,347
Other Properties
Segment Reporting Information [Line Items]
Total assets	[1]	1,519,640	1,788,105
Investments in real estate debt
Segment Reporting Information [Line Items]
Total assets		852,461	1,589,350
Other (Corporate)
Segment Reporting Information [Line Items]
Total assets		$ 153,957	$ 102,678

[1]	Other properties includes hospitality, single-family rental, self-storage, medical office and retail properties and two investments in unconsolidated real estate ventures.